Acquisitions and Divestitures (Pro Forma Information) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Revenue (As reported)	$ 6,059.5	$ 5,808.2
Net income applicable to common shareholders (As reported)	4.0	54.5
Earnings per common share - assuming dilution (As reported)	$ 0.08	$ 1.02
Revenue (Pro Forma)	6,804.3	6,776.8
Net income applicable to common shareholders (Pro forma)	$ 22.7	$ 54.0
Earnings per common share - assuming dilution (Pro forma)	$ 0.44	$ 1.01